Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.09%
Aerospace & Defense–2.48%
Curtiss-Wright Corp.	18,615	$2,590,464
Howmet Aerospace, Inc.	64,012	1,979,891
		4,570,355
Airlines–0.35%
Spirit Airlines, Inc.(b)	34,534	649,930
Application Software–6.41%
Manhattan Associates, Inc.(b)	20,703	2,754,120
Paylocity Holding Corp.(b)	12,239	2,956,698
Synopsys, Inc.(b)	12,095	3,695,143
Tyler Technologies, Inc.(b)	6,938	2,410,955
		11,816,916
Asset Management & Custody Banks–1.96%
Federated Hermes, Inc., Class B	51,361	1,701,077
Northern Trust Corp.	22,329	1,910,469
		3,611,546
Auto Parts & Equipment–2.04%
Aptiv PLC(b)	25,891	2,024,935
Visteon Corp.(b)	16,416	1,741,081
		3,766,016
Automotive Retail–2.01%
O’Reilly Automotive, Inc.(b)	5,276	3,710,875
Biotechnology–1.01%
Seagen, Inc.(b)	13,614	1,862,804
Building Products–1.56%
Carrier Global Corp.	80,932	2,877,942
Cable & Satellite–0.39%
Altice USA, Inc., Class A(b)	122,553	714,484
Casinos & Gaming–0.53%
Boyd Gaming Corp.(c)	20,432	973,585
Communications Equipment–1.76%
Motorola Solutions, Inc.	14,509	3,249,581
Construction & Engineering–1.18%
Valmont Industries, Inc.	8,075	2,169,106
Construction Materials–1.96%
Vulcan Materials Co.	22,864	3,605,881
Distillers & Vintners–1.33%
Constellation Brands, Inc., Class A	10,699	2,457,346
Electric Utilities–1.32%
American Electric Power Co., Inc.	28,168	2,435,124
Electrical Components & Equipment–3.81%
Hubbell, Inc.(c)	16,855	3,758,665
Rockwell Automation, Inc.	10,924	2,349,862
Vertiv Holdings Co.	93,666	910,433
		7,018,960
Shares		Value
Electronic Equipment & Instruments–1.86%
Keysight Technologies, Inc.(b)	21,757	$3,423,681
Environmental & Facilities Services–1.80%
Republic Services, Inc.	24,369	3,315,159
Fertilizers & Agricultural Chemicals–1.49%
Mosaic Co. (The)	56,980	2,753,843
Financial Exchanges & Data–1.23%
Cboe Global Markets, Inc.	19,270	2,261,720
Food Distributors–1.15%
Sysco Corp.	29,903	2,114,441
Gas Utilities–1.58%
Atmos Energy Corp.(c)	28,661	2,919,123
General Merchandise Stores–1.50%
Dollar General Corp.(c)	11,548	2,769,903
Health Care Equipment–1.09%
DexCom, Inc.(b)	24,888	2,004,480
Health Care Facilities–3.00%
Acadia Healthcare Co., Inc.(b)	41,837	3,270,817
Tenet Healthcare Corp.(b)	43,763	2,257,295
		5,528,112
Health Care Supplies–1.76%
Align Technology, Inc.(b)	5,622	1,164,373
Cooper Cos., Inc. (The)	7,848	2,071,087
		3,235,460
Homebuilding–2.25%
D.R. Horton, Inc.	36,911	2,485,956
TopBuild Corp.(b)	10,067	1,658,840
		4,144,796
Hotels, Resorts & Cruise Lines–2.49%
Choice Hotels International, Inc.(c)	20,291	2,222,270
Expedia Group, Inc.(b)	25,220	2,362,862
		4,585,132
Household Products–1.16%
Church & Dwight Co., Inc.	30,014	2,144,200
Human Resource & Employment Services–2.11%
ASGN, Inc.(b)	22,089	1,996,183
Korn Ferry	40,405	1,897,015
		3,893,198
Hypermarkets & Super Centers–1.64%
BJ’s Wholesale Club Holdings, Inc.(b)	41,562	3,026,129
Industrial Machinery–2.18%
Evoqua Water Technologies Corp.(b)	54,956	1,817,395
Otis Worldwide Corp.	34,607	2,207,926
		4,025,321

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Industrial REITs–1.57%
Duke Realty Corp.	39,084	$1,883,849
First Industrial Realty Trust, Inc.(c)	22,703	1,017,321
		2,901,170
Insurance Brokers–1.60%
Arthur J. Gallagher & Co.	17,203	2,945,498
Interactive Home Entertainment–1.60%
Electronic Arts, Inc.	25,491	2,949,564
Interactive Media & Services–0.61%
Snap, Inc., Class A(b)	114,227	1,121,709
Internet Services & Infrastructure–0.50%
MongoDB, Inc.(b)	4,616	916,553
Investment Banking & Brokerage–1.65%
Raymond James Financial, Inc.(c)	30,851	3,048,696
Life Sciences Tools & Services–0.68%
Avantor, Inc.(b)	64,152	1,257,379
Managed Health Care–1.41%
Centene Corp.(b)	33,464	2,603,834
Metal & Glass Containers–2.29%
Crown Holdings, Inc.	22,458	1,819,772
Silgan Holdings, Inc.	57,012	2,396,784
		4,216,556
Movies & Entertainment–0.87%
Endeavor Group Holdings, Inc., Class A(b)	78,834	1,597,177
Multi-line Insurance–0.75%
Hartford Financial Services Group, Inc. (The)	22,234	1,377,174
Multi-Utilities–1.56%
CMS Energy Corp.	49,298	2,871,116
Office REITs–1.65%
Alexandria Real Estate Equities, Inc.(c)	21,676	3,038,758
Oil & Gas Exploration & Production–3.59%
APA Corp.	78,415	2,681,009
Chesapeake Energy Corp.(c)	27,972	2,635,242
Marathon Oil Corp.	57,558	1,299,660
		6,615,911
Oil & Gas Storage & Transportation–1.63%
Cheniere Energy, Inc.	18,134	3,008,612
Other Diversified Financial Services–1.25%
Equitable Holdings, Inc.	87,168	2,296,877
Pharmaceuticals–1.23%
Catalent, Inc.(b)	31,293	2,264,361
Property & Casualty Insurance–1.49%
Allstate Corp. (The)	21,991	2,738,539
Regional Banks–4.07%
Comerica, Inc.	37,385	2,658,074
Shares		Value
Regional Banks–(continued)
First Citizens BancShares, Inc., Class A	3,047	$2,429,769
Webster Financial Corp.	53,175	2,403,510
		7,491,353
Research & Consulting Services–1.91%
CACI International, Inc., Class A(b)	8,842	2,308,293
TransUnion	20,423	1,214,964
		3,523,257
Residential REITs–1.42%
American Homes 4 Rent, Class A	79,987	2,624,373
Retail REITs–1.28%
Kimco Realty Corp.	128,359	2,363,089
Semiconductor Equipment–1.63%
KLA Corp.	5,398	1,633,596
MKS Instruments, Inc.	16,534	1,366,370
		2,999,966
Semiconductors–1.17%
Microchip Technology, Inc.	35,401	2,160,523
Specialized REITs–1.03%
Lamar Advertising Co., Class A	23,092	1,904,859
Specialty Stores–1.56%
Tractor Supply Co.	15,510	2,882,999
Systems Software–0.70%
VMware, Inc., Class A	12,184	1,297,109
Total Common Stocks & Other Equity Interests (Cost $171,810,880)		182,652,161
Money Market Funds–1.16%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	726,574	726,574
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	584,184	584,301
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	830,371	830,371
Total Money Market Funds (Cost $2,141,155)		2,141,246
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $173,952,035)		184,793,407
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.85%
Invesco Private Government Fund, 3.01%(d)(e)(f)	5,079,100	5,079,100
Invesco Private Prime Fund, 3.11%(d)(e)(f)	13,074,239	13,074,240
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,154,220)		18,153,340
TOTAL INVESTMENTS IN SECURITIES–110.10% (Cost $192,106,255)		202,946,747
OTHER ASSETS LESS LIABILITIES—(10.10)%		(18,625,585)
NET ASSETS–100.00%		$184,321,162
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$766,908	$14,959,343	$(14,999,677)	$-	$-	$726,574	$2,448
Invesco Liquid Assets Portfolio, Institutional Class	589,006	10,685,245	(10,689,926)	50	(74)	584,301	2,743
Invesco Treasury Portfolio, Institutional Class	876,466	17,096,392	(17,142,487)	-	-	830,371	3,467
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,441,734	58,048,899	(56,411,533)	-	-	5,079,100	43,001*
Invesco Private Prime Fund	8,030,714	131,496,511	(126,447,369)	(699)	(4,917)	13,074,240	118,487*
Total	$13,704,828	$232,286,390	$(225,690,992)	$(649)	$(4,991)	$20,294,586	$170,146

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$182,652,161	$—	$—	$182,652,161
Money Market Funds	2,141,246	18,153,340	—	20,294,586
Total Investments	$184,793,407	$18,153,340	$—	$202,946,747
Invesco V.I. Main Street Mid Cap Fund®